Short-Term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)
Short-Term Investments (Details) [Line Items]
Aggregate notional amount		¥ 13,695	$ 2,000
USD Global Medium Term Note [Member]
Short-Term Investments (Details) [Line Items]
Investment income	¥ 1,962